Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Research and Development Expenses
Clinical trial related costs	$ 87,777	$ 73,693	$ 45,250
Personnel compensation and related costs	46,246	35,340	24,848
Other research and development expenses	4,167	5,128	5,425
Research and development expenses	$ 138,190	$ 114,161	$ 75,523